February 18, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Funds II (Registration File Nos. 333-142592 and 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II (the “Registrant”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 49 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to register new classes of shares, the Investor B3 and Investor C3 Shares, of the BlackRock Low Duration Portfolio (the “Fund”), a series of the Registrant. There have been no material changes to the Fund’s disclosure and operations. Substantially all of the disclosure in the Prospectus and Statement of Additional Information has been reviewed by the Staff of the Securities and Exchange Commission in prior filings by the Fund or other BlackRock Funds. Consequently, on behalf of the Fund, we hereby request that the Amendment be given limited review by the Staff.

If you have any questions, please do not hesitate to call the undersigned at (212) 728-8681.

Sincerely,

/s/ Jack D. Cohen

Jack D. Cohen

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC
Maria Gattuso Esq., Willkie Farr & Gallagher LLP

NEW YORK    WASHINGTON, DC    PARIS    LONDON    MILAN    ROME    FRANKFURT     BRUSSELS